INCOME TAXES - Recognized Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 51,020	$ 46,920
Deferred tax liabilities	(67,951)	(64,172)
Net	(16,931)	(17,252)	$ 13,858
Deferred tax assets	29,738	25,069
Deferred tax liabilities	(46,669)	(42,321)
Tax credits, losses, carryforwards and other tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,638	11,147
Deferred tax liabilities	0	0
Net	11,638	11,147
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	16,654	13,910
Deferred tax liabilities	(44,150)	(38,290)
Net	(27,496)	(24,380)
Pension and other post-retirement benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,966	3,798
Deferred tax liabilities	0	0
Net	3,966	3,798
Share-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,766	2,508
Deferred tax liabilities	0	0
Net	1,766	2,508
Accounts payable and accrued liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,022	5,659
Deferred tax liabilities	0	0
Net	6,022	5,659
Goodwill and other intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,028	6,998
Deferred tax liabilities	(22,893)	(25,343)
Net	(15,865)	(18,345)
Trade and other receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	688	633
Deferred tax liabilities	0	0
Net	688	633
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,918	2,262
Deferred tax liabilities	0	0
Net	1,918	2,262
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,340	5
Deferred tax liabilities	(908)	(539)
Net	$ 432	$ (534)